Related Party Transactions (Details) - USD ($)	1 Months Ended	6 Months Ended			12 Months Ended
	Feb. 19, 2019	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Stock, description	a)On February 19, 2019, the Company granted an executive officer an option to purchased 25,000 shares of the Company’s common stock at an exercise price equal to 75% of the market price on the date the Company receives notice of exercise.
Fair value of warrant expense				$ 252,700
Warrant, description					The warrant expired unexercised on May 19, 2019.
Finance payments		$ 12,182			$ 8,345
Common stock issued (in Shares)					51,825
Common stock value					$ 777,375
Common stock value		6,356			6,257	$ 5,441
Pocono Coated Products LLC [Member]
Related Party Transactions (Details) [Line Items]
Revenue transactions					68,780
Purchase of materials					33,479
Expenses paid					23,310
Finance payments		$ 7,862			$ 6,763
Related party transaction, description		As of July 31, 2021, the Company owed Pocono $2,634. The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. See footnote 5 for further discussion.			Pocono Coated Products LLC owed the Company $5,228. The Company also issued a note in the amount $1,500,000 to Pocono Coated Products LLC. See footnote 5 for further discussion.
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock price (in Dollars per share)							$ 15
Former Independent Directors [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)					78,500
Common stock value					$ 1,221,500